SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH     MAY 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs         Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch      Share  at Time of Purch        Broker

5-15        GF      5000    18.00          21.29              Weeden & Co
5-18        " "     41000    17.7881      20.98                  " "
5-19        " "     28100    18.0716      21.29                   " "
5-20        " "     40000    18.4375      21.71                   " "
5-26        " "   130000    18.899        22.00                   " "
5-27        " "   475000    18.577        21.77                   " "
The New Germany Fund, Inc.Name of Registrant
By Joseph Cheung - Treasurer

Date of Statement          6/9/98